Business Acquisition (Tables)	12 Months Ended
Dec. 31, 2023
Business Acquisitions [Abstract]
Schedule of Aggregate Consideration for Assets Acquired and Liabilities Assumed and Consideration Paid
Details of the consideration transferred and the fair value of the identifiable assets and liabilities acquired at the date of acquisition, including measurement period adjustments for prior acquisitions, are as follows:

		For the year ended December 31,
		2023	2022
	Notes	$	$

Cash consideration		86.7	52.5
Notes payable	16	50.6	40.6
Consideration		137.3	93.1

Cash consideration		86.7	52.5
Cash acquired		11.1	2.1
Net cash paid		75.6	50.4

Assets and liabilities acquired
Cash		11.1	2.1
Non-cash working capital		8.1	7.7
Lease assets	11	15.0	8.5
Intangible assets	13	37.6	15.3
Lease liabilities		(13.6)	(1.6)
Other		4.9	(3.6)
Total identifiable net assets at fair value		63.1	28.4
Goodwill arising on acquisitions	12	74.2	64.7